Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories
Decrease in inventories recognised in cost of production	$ 28,764	$ 0
Write-downs of inventory recognised	1,393
CMPL
Inventories
Inventories recognised as part of acquisition	$ 32,893